Related Party Transactions and Balances - Schedule of Significant Balances with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Significant Balances with Related Parties [Line Items]
Due to the related parties	$ 866
Ya Li [Member]
Schedule of Significant Balances with Related Parties [Line Items]
Due to the related parties	$ 866